Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2017
Property and equipment, net [Abstract]
Schedule of property and equipment
	December 31,
	2016	2017
	RMB	RMB

Gross carrying amount
Buildings	482,333	731,640
Servers, computers and equipment	565,786	588,589
Leasehold improvements	80,812	18,651
Decoration of buildings	68,981	100,711
Motor vehicles	24,016	27,330
Furniture, fixture and office equipment	23,259	24,102
Construction in progress	5,586	44,103

Total	1,250,773	1,535,126
Less: accumulated depreciation	(412,023)	(518,128)

Property and equipment, net	838,750	1,016,998